Property and Equipment (Details Narrative)	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($) Integer
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 131,000	$ 127,000	$ 117,000
Number of consoles sold | Integer			10
Sale of consoles			$ 209,000
Gain from sale of consoles			$ 175,491